Prospectus Supplement

March 3, 2022

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated March 3, 2022 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectuses dated April 30, 2021

Discovery Portfolio (Class I)
Discovery Portfolio (Class II)
Growth Portfolio (Class I)
Growth Portfolio (Class II)
(the "Funds")

Effective March 15, 2022, the Funds will recommence offering Class I and Class II shares. Accordingly, effective March 15, 2022, each Fund's Prospectus is revised as follows:

The second paragraph of the section of each Prospectus entitled "Shareholder Information—Share Class Arrangements" is hereby deleted.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

March 3, 2022

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated March 3, 2022 to the Morgan Stanley Variable Insurance Fund, Inc. Statement of Additional Information dated April 30, 2021

Discovery Portfolio (Class I)
Discovery Portfolio (Class II)
Growth Portfolio (Class I)
Growth Portfolio (Class II)
(the "Funds")

Effective March 15, 2022, the Funds will recommence offering Class I and Class II shares. Accordingly, effective March 15, 2022, the Funds' Statement of Additional Information is revised as follows:

The footnote following the table on the cover page of the Statement of Additional Information listing the Company's current funds is hereby deleted.

Please retain this supplement for future reference.